Share Based Compensation - Schedule of Share-based Compensation Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Share-based Compensation Expenses [Line Items]
Share-based compensation expenses	¥ 2,507	¥ 4,782	¥ 9,771
Selling and marketing expenses [Member]
Schedule of Share-based Compensation Expenses [Line Items]
Share-based compensation expenses			12
General and administrative expenses [Member]
Schedule of Share-based Compensation Expenses [Line Items]
Share-based compensation expenses	2,507	4,782	9,737
Research and development expenses [Member]
Schedule of Share-based Compensation Expenses [Line Items]
Share-based compensation expenses			¥ 22